Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET:

	December 31
	2022	2021
	U.S. dollars in thousands
Cost:
Computer, software, and electronic equipment	8,575	8,575
Office furniture and equipment	872	872
Leasehold improvements	292	292
	9,739	9,739
Less: accumulated depreciation	9,659	9,636
Property and equipment, net	80	103

Depreciation expense was $23 and $37 for the years ended December 31, 2022, and 2021, respectively.